ADVANCED SERIES TRUST

AST International Growth Portfolio

Supplement dated January 19, 2017 to the

Currently Effective Prospectus and

Statement of Additional Information

This supplement should be read in conjunction with the currently effective Advanced Series Trust (AST) Prospectus and Statement of Additional Information (SAI) with respect to the AST International Growth Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the AST Prospectus and SAI.

Effective immediately, Elias Cohen, CFA, has joined Benjamin Segal, CFA as an associate portfolio manager for the Portfolio.

To reflect this change, the Prospectus and SAI are hereby revised as follows:

I.	The following information is hereby added to the table in the section of the Prospectus entitled “Summary: AST International Growth Portfolio-Management of the Portfolio”:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Neuberger Berman Investment Advisers LLC	Elias Cohen, CFA	Senior Vice President and Associate Portfolio Manager	January 2017
AST Investment Services, Inc.

II.	The following hereby replaces the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Managers – AST International Growth Portfolio – NBIA Segment”:

NBIA Segment. Benjamin Segal, CFA, and Elias Cohen, CFA, are responsible for the day-to-day management of the segment of the Portfolio managed by NBIA.

Benjamin Segal, CFA, Managing Director, joined NBIA in 1998. Mr. Segal is a Portfolio Manager for NBIA’s Institutional and Mutual Fund Global Equity team. Mr. Segal joined the firm from Invesco GT Global, where he was an assistant portfolio manager in global equities. Prior to that, he was a management consultant with Bain & Company. He also served as an investment analyst for both Lehman Brothers Asia and Wardley James Capel. Mr. Segal earned a BA from Jesus College, Cambridge University, an MA from the University of Pennsylvania, and an MBA from the University of Pennsylvania’s Wharton School of Business. Mr. Segal has been awarded the Chartered Financial Analyst designation.

Elias Cohen, CFA, Senior Vice President, joined NBIA in 2000. Mr. Cohen is an Associate Portfolio Manager for NBIA’s Institutional and Mutual Fund Global Equity team.

III.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by adding the following information with respect to the Portfolio:

Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Neuberger Berman Investment Advisers LLC	Elias Cohen, CFA	None	None	None	None

Information above is as of November 30, 2016.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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